Employee benefits - Additional information (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 01, 2005
Statement [line items]
Deposits from banks		$ 4,382
Contribution expense to the plan	$ 0	68	$ 47	$ 0
Percentage of wages contribution to employee					6.00%
Salary		125,813	142,564	126,976
Labour and social welfare		2,390	2,088	1,695
Defined contribution plans
Statement [line items]
Salary		3,922	3,828	3,683
Other Foreign Subsidiaries Pension Expenses		$ 221	$ 564	$ 617